Average Annual Total Returns - Select Companies	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Small-Cap Core Funds Index 1 Year	Lipper Small-Cap Core Funds Index 5 Years	Lipper Small-Cap Core Funds Index 10 Years
Total	Nov. 04, 2003	0.28%	9.30%	8.19%	(6.85%)	6.18%	5.55%	3.57%	6.96%	6.17%	Nov. 04, 2003	4.59%	9.71%	8.15%	Apr. 30, 2004	5.85%	10.26%	8.53%	Oct. 03, 2008	6.44%	10.82%	9.08%	Apr. 30, 2004	6.50%	10.92%	9.18%	Apr. 04, 2017	6.54%	10.88%	[1]	8.97%	[1]	19.96%	13.26%	11.20%	18.40%	15.22%	13.88%	10.69%	11.37%	10.00%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.